Description of the Business and Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended			9 Months Ended
	Sep. 08, 2023	Jun. 26, 2023 USD ($) shares	Jun. 22, 2023 USD ($) $ / shares shares	Apr. 30, 2023 employee	Sep. 30, 2023 USD ($) $ / shares	Jun. 30, 2023	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	May 31, 2023	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stockholders' equity, reverse stock split	1-for-25
Preferred stock, par value | $ / shares					$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Cost to acquire asset			$ 113,200
Acquired in-process research and development					$ (298)		$ 0	$ 130,188	$ 0
Employee workforce, termination percentage				83.00%		83.00%
Number of employees retained | employee				10
cash and cash equivalents			3,000		90,592			90,592			$ 34,863	$ 15,142
U.S. Banking Institution
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash			$ 2,800		$ 16,900			$ 16,900			$ 23,500
Parapyre Option Obligation
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of annual equity grant of options			1.00%							1.00%
Series A Non Voting Convertible Preferred Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Conversion basis			40
Series A Non Voting Convertible Preferred Stock | Private Placement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares sold in private placement | shares		721,452
Gross proceeds received in private placement		$ 210,000
Placement agent and other offering expenses in private placement		$ 12,700
Asset Acquisition
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Fixed exchange ratio			0.54945%
Asset Acquisition | Spyre 2023 Equity Incentive Plan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of outstanding and unexercised stock options to purchase (in shares) | shares			2,734
Asset Acquisition | Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares transferred as equity interest in asset acquisition | shares			517,809
Asset Acquisition | Series A Non Voting Convertible Preferred Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares transferred as equity interest in asset acquisition | shares			364,887
Preferred stock, par value | $ / shares			$ 0.0001
Conversion basis			40
Spyre Therapeutics, Inc.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cost to acquire asset			$ 113,176
Asset acquisition consideration transferred issuable shares of common stock on an as-converted basis | shares			14,595,480
Acquired in-process research and development			$ 130,188
Asset Acquisition, net liabilities assumed			$ 17,000
Spyre Therapeutics, Inc. | Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares transferred as equity interest in asset acquisition | shares			517,809
Shares issued, price per share (in dollars per share) | $ / shares			$ 7.277
Spyre Therapeutics, Inc. | Spyre 2023 Equity Incentive Plan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of outstanding and unexercised stock options to purchase (in shares) | shares			2,734
Spyre Therapeutics, Inc. | Series A Non Voting Convertible Preferred Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares transferred as equity interest in asset acquisition | shares			364,887
Shares issued, price per share (in dollars per share) | $ / shares			$ 291.08